DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2013
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

Note 10 – Derivative instruments and hedging activities:

The group carries out transactions involving derivative financial instruments (mainly forward exchange contracts, written and purchased currency options, cross-currency swap contracts and interest rate swaps contracts). The transactions are designed to hedge the Company's currency exposure and interest exposure.

The Company does not enter into derivative transactions for trading purposes.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of “financial expenses—net” in the statements of income. The cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

Derivatives that qualify as a fair value hedge are recognized on the balance sheet at their fair value, with changes in the fair value reported with the carrying amount of the hedged asset or liability.

For derivatives that qualify as cash-flow hedges, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	June 30,	December 31,
	2013	2012
	U.S. $ in millions

Interest rate swap - cash flow hedge	$1,100	$1,100

Interest rate swap - fair value hedge	$2,500	$1,550

Cross currency swap - cash flow hedge	$1,875	$1,875

Forecasted transactions - cash flow hedge	$320	$200

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	June 30, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives- interest rate swap -fair value hedge designated as hedging instruments	Other current assets	$3	$4

Liability derivatives- interest rate swap -cash flow hedge designated as hedging instruments	Other current liabilities	$(2)	$(4)

Liability derivatives- interest rate swap -fair value hedge designated as hedging instruments	Senior notes and loans	$(172)	$(14)

Liability derivatives- cross currency swap -cash flow hedge designated as hedging instruments	Senior notes and loans	$(85)	$(91)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(16)	$(29)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$37	$20

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $41 million and losses of $5 million were recognized under financial expenses-net for the six months ended June 30, 2013 and 2012, respectively, and gains of $39 million and losses of $19 million were recognized under financial expenses-net for the three months ended June 30, 2013 and 2012, respectively. Such gains offset the revaluation of the balance sheet items also booked under financial expenses-net.

With respect to the interest rate and cross-currency swap agreements, gains of $19 million and $10 million were recognized under financial expenses-net for the six months ended June 30, 2013 and 2012, respectively, and gains of $9 million and $5 million were recognized under financial expenses-net for the three months ended June 30, 2013 and 2012, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.